Victory Funds

Victory Strategic Income Fund

(the "Fund")

Supplement dated August 13, 2021

to the Prospectus dated May 1, 2021 ("Prospectus")

1.Isaac Lowenbraun is added as a portfolio manager for the Fund.

2.The table under "Investment Team" on page 29 of the Fund's Prospectus is amended to include Mr. Lowenbraun as follows:

	Title	Tenure with the Fund
Isaac Lowenbraun	Portfolio Manager	Since August 2021

3.Under the section titled "Portfolio Management" that begins on page 48 of the Prospectus, the following disclosure is added:

Isaac Lowenbraun has been a co-manager of the Victory Strategic Income Fund since August 2021. He is a managing director, portfolio manager and senior strategist within the fixed income strategy group at Guardian Life. He focuses on market analysis and asset allocation. Before joining Guardian Life in 2008, he was a vice president in fixed income risk management at Morgan Stanley Investment Management. Prior to that, he held quantitative fixed income research and risk management roles at Wilshire Associates, Merrill Lynch, Citigroup YieldBook and Salomon Smith Barney. Mr. Lowenbraun has over 25 years of investment industry experience.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Strategic Income Fund

(the "Fund")

Supplement dated August 13, 2021

to the Statement of Additional Information dated May 1, 2021, as supplemented ("SAI")

1.Isaac Lowenbraun is added as a Portfolio Manager of the Victory Strategic Income Fund.

2.Mr. Lowenbraun's information as of August 1, 2021 is added to the "Portfolio Managers" section on page 52 of the SAI to reflect the following:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other Pooled		Registered	Other Pooled
	Investment	Investment	Other	Investment	Investment	Other
	Companies:	Vehicles:	Accounts:	Companies:	Vehicles:	Accounts:
Name of	# of Accts/	# of Accts/	# of Accts/	# of Accts/	# of Accts/	# of Accts/
Portfolio	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
Isaac	3/$980.5	0/$0	1/$47,700	0/$0	0/$0	0/$0
Lowenbraun

3.Mr. Lowenbraun's information is added to the "Fund Ownership" section on page 54 of the SAI to reflect the following:

Dollar Range of Shares Beneficially
Portfolio Manager	Fund	Owned as of August 1, 2021
Isaac Lowenbraun	Victory Strategic Income Fund	None

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.